Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED AND OTHER LIABILITIES
NOTE 7. ACCRUED AND OTHER LIABILITIES
Accrued and other current liabilities consist of the following as of December 31:

($ in thousands)	2021	2020
Payroll and other employee related expenses	$12,836	$7,430
Home renovation	8,540	1,057
Marketing	5,795	1,035
Interest	3,537	699
Legal and professional obligations	1,743	314
Operating lease liabilities	1,345	—
Other	1,231	646

Accrued and other current liabilities	$35,027	$11,181

Other long-term liabilities as of December 31, 2021 consists of the non-current
portion of our operating lease liabilities.